Income taxes - Disclosure of reconciliation of effective income tax rate (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Major components of tax expense (income) [abstract]
Loss before income taxes	$ (9,306,360)	$ (10,569,732)	$ (9,315,372)
Expected statutory tax rate	26.50%	26.50%	26.50%
Expected tax recovery resulting from loss	$ (2,466,185)	$ (2,800,979)	$ (2,468,574)
Increase (reduction) in income taxes resulting from:
Non-deductible expenses	149,270	563,842	654,956
Foreign operations subject to different tax rates	1,447	5,329	3,593
Fair value of warrant liabilities	(1,547,916)
Unrecognized temporary differences	3,863,384	2,182,366	1,826,279
Prior year differences	0	0	(16,254)
Total tax expense (recovery)	$ 0	$ (49,442)	$ 0